Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of components of lease expense
The components of the lease expense are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Finance lease expense:
Amortization of right-of-use-assets	$1,424	$4,039
Interest on lease liabilities	645	1,311

Total finance lease expense	2,069	5,350
Operating lease expense	1,176	1,003
Short-term lease expense	37,703	36,687

Total lease expense	$40,948	$43,040

	Year Ended December 31,
	2025	2024
Other information:
Operating cash flows used for finance leases	$(698)	$(1,373)

Operating cash flows used for operating leases	$(1,252)	$(1,089)

Financing cash flows used for finance leases	$(3,443)	$(7,635)

	Year Ended December 31,
	2025	2024
Weighted-average remaining lease term—finance leases	1.0 years	1.7 years
Weighted-average remaining lease term—operating leases	2.4 years	3.0 years
Weighted-average discount rate—finance leases	18.2%	18.2%
Weighted-average discount rate—operating leases	16.8%	16.9%

Schedule of maturities of non-cancellable operating lease liabilities
Maturities of the lease liability under the
non-cancellable
operating lease as of December 31, 2025 are as follows (in thousands):

Operating Leases
2026	$1,669
2027	1,234
2028	380
2029	157
2030	87

Total undiscounted lease payments	3,527
Less: imputed interest	(617)

Total operating lease liability	2,910
Less: operating lease liabilities, current portion	(1,300)

Operating lease liabilities, non-current portion	$1,610

Schedule of maturities of non-cancellable finance lease liabilities
Maturities of the lease liability under the
non-cancellable
finance leases as of December 31, 2025 are as follows (in thousands):

Finance Leases
2026	$1,766
2027	384

Total undiscounted lease payments	2,150
Less: imputed interest	(188)

Total finance lease liability	1,962
Less: current installments of obligations under finance leases	(1,602)

Obligations under finance leases, excluding current installments	$360